Note 5 - Share Capital (Details) - Non-Vested Stock Option Activity	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Non-Vested Stock Option Activity [Abstract]
Non-vested at December 31, 2012	333,691	333,691
Non-vested at December 31, 2012 (in Dollars per share and Dollars per share)	$ 3.38	3.38
Options granted	270,250	270,250
Options granted (in Dollars per share and Dollars per share)	$ 7.30	7.52
Options vested	(219,966)	(219,966)
Options vested (in Dollars per share and Dollars per share)	$ 4.34	4.47
Non-vested options forfeited	(30,300)	(30,300)
Non-vested options forfeited (in Dollars per share and Dollars per share)	$ 3.63	3.74
Non-vested at December 31, 2013	353,675	353,675
Non-vested at December 31, 2013 (in Dollars per share and Dollars per share)	$ 5.28	5.44